Share Capital and Equity - Summary of Share Capital (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Beginning balance, shares	42,242,612	38,882,945
Shares issued pursuant to public offering, net	3,097,200	2,500,000
Shares issued pursuant to private placement, net	1,886,793
Shares issued from vesting of RSUs	50,334	768,000
Shares issued on exercise of options	365,732	91,667
Ending balance, Shares	47,642,671	42,242,612
Beginning balance	$ 81,043	$ 67,387
Shares issued pursuant to public offering, net	15,737	9,769
Shares issued pursuant to private placement, net	7,755
Shares issued from vesting of RSUs	831	1,333
Shares issued on exercise of options	283	59
Ending balance	$ 100,696	$ 81,043